ORGANIZATION AND BUSINESS - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 16, 2022 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 USD ($) $ / shares
Organization and Business [Line Items]
Cash and cash equivalents			$ 499,289		$ 575,215
Proceeds from private placement	$ 300,000
Total long-term debt			2,100,128		$ 1,600,129
2016 Studio City Credit Facilities [Member] | Revolving Credit Facility [Member]
Organization and Business [Line Items]
Remaining Borrowing Capacity			$ 29,878	$ 233,000,000
Total long-term debt				$ 0
2022 7.000% Studio City Secured Notes [Member]
Organization and Business [Line Items]
Total long-term debt		$ 350,000
Debt instrument, interest rate percentage		7.00%
New Cotai, LLC [Member]
Organization and Business [Line Items]
Common stock dividend percentage			19.60%	19.60%	19.60%
Class A Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001
Class B Ordinary Shares [Member]
Organization and Business [Line Items]
Ordinary shares, par value | $ / shares			$ 0.0001		$ 0.0001